Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results Of Operations [Line Items]
Revenue	$ 652,911	$ 652,881	$ 642,446	$ 640,188	$ 643,970	$ 644,256	$ 635,286	$ 621,140	$ 1,937,783	$ 1,935,515	$ 2,588,426	$ 2,544,652	$ 2,513,039
Income from operations	315,092	292,249	271,364	290,278	256,827	274,572	135,242	245,452	874,136	853,891	1,168,983	912,094	545,451
Net loss	(1,645)	(2,109)	(214,482)	(215,758)	(115,077)	(107,353)	(181,912)	(103,428)	(142,298)	(432,350)	(433,994)	(507,769)	(782,061)
Net loss attributable to Intelsat S.A.	$ (3,480)	$ (442)	$ (213,368)	$ (215,598)	$ (115,789)	$ (106,400)	$ (180,646)	$ (102,618)	$ (142,941)	$ (429,408)	$ (432,888)	$ (505,452)	$ (781,692)